S-K 1602, SPAC Registered Offerings	Jul. 24, 2026 USD ($)
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	Each whole warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment as described herein. Only whole warrants are exercisable. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The warrants will not become exercisable until 30 days after the consummation of our initial business combination or 12 months after this registration statement is declared effective by the Securities and Exchange Commission, and will expire five years after the completion of our initial business combination or earlier upon redemption or our liquidation, as described herein. Subject to the terms and conditions described in this prospectus, we may redeem the warrants for cash once the warrants become exercisable.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of March 31, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.85	$7.36	$2.64	$6.57	$3.43	$5.10	$4.90	$1.36	$8.64
Assuming No Exercise of Over-Allotment Option
$7.84	$7.34	$2.66	$6.56	$3.44	$5.12	$4.88	$1.52	$8.48

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our Business Strategy

Our business strategy is to utilize our management team’s past experience to identify and complete our initial business combination with a company that our management believes, with proper utilization of our network and experience, has compelling potential for value creation.

We will aim to create significant value uplift for our shareholders via a business combination by leveraging our skills and networks. Our management team has a wide network of relationships globally and especially in the Asia-Pacific region, providing significant access to attractive opportunities for transformational growth. Our management team has a deep understanding of the ongoing global trends that drive high growth industries, such as internet, financial technology, e-commerce, O2O Retail, consumer, healthcare, education, renewable energy and big data, AI, cloud-based technology, which will play an integral part in realizing those trends. Furthermore, the team has a proven track record of sourcing, executing and monetizing opportunities making it well placed to add value to target businesses, both strategically and operationally.

Our business strategy is to identify and complete our initial business combination with a company that complements the experience of our management team and can benefit from their operational and investment expertise. Our selection process will leverage their broad and deep relationship network, unique industry experiences and deal sourcing capabilities to access a broad spectrum of differentiated opportunities.

We intend to identify and complete our initial business combination with a company that can benefit from (i) the managerial and operational experience of our management team, (ii) additional capital, and (iii) access to public securities markets. We plan to leverage our management team’s network of potential proprietary and public transaction sources where we believe a combination of our relationships, knowledge and experience could effect a positive transformation or augmentation of existing businesses to improve their overall value. We believe this approach will create long-term value for our shareholders.

[17] How digitalization is making South and Southeast Asia engines of growth | World Economic Forum (weforum.org), February 10, 2022.

There is no geographic limitation to the location of targets, as these types of opportunities are not necessarily bound by geography. We do believe that there are attractive business combination candidates in the Asia Pacific that are looking to the US for both opportunities and capital. We believe that a US-based company with a listing and capital would be an ideal fit for one of those companies. Such a connection would unlock value and increase growth opportunities for the right company. We believe that the way businesses and consumers operate, make decisions, and spend has forever changed because of the pandemic.

Upon completion of this offering, our management team will communicate with their network of relationships to articulate the parameters for our search for a target company and a potential business combination and begin the process of pursuing and reviewing potential opportunities.

If we were to complete a business combination with a Chinese entity, we could be subject to certain legal and operational risks associated with or having the majority of post-business combination operations in China. PRC laws and regulations governing PRC based business operations are sometimes vague and uncertain, and as a result these risks may result in material changes in the operations of any post-business combination subsidiaries, significant depreciation of the value of our shares or a complete hindrance of our ability to offer, or continue to offer, our securities to investors, including investors in the United States. Recently, the PRC government adopted a series of regulatory actions and issued statements to regulate business operations in China with little advance notice, including cracking down on illegal activities in the securities market, adopting new measures to extend the scope of cybersecurity reviews, and expanding the efforts in anti-monopoly enforcement. These recently enacted measures, and new measures which may be implemented, could materially and adversely affect the operations of any post-business combination company which we may acquire as our initial business combination. As a result, we expressly disclaim any intent to and will not consummate a business combination with a target business located in China (including Hong Kong and Macau).

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the placement units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private units, $10.03 per unit sold in this offering will be placed into a trust account in the United States at J.P. Morgan Securities LLC, with Efficiency INC. acting as trustee, and $442,640 will be used to pay expenses in connection with the closing of this offering and for working capital following this offering. Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, our amended and restated memorandum and articles of association will provide that the proceeds from this offering and the sale of the placement units, will not be released from the trust account until the earliest of (a) the completion of our initial business combination, (b) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (i) modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination by the later of (i) 18 months after such closing date of the Offering and (ii) if the Company has executed a letter of intent, agreement in principle or definitive agreement for an initial Business Combination within 18 months from the closing of the Offering but has not completed the initial Business Combination within such 18 month period, the date that is 24 months after such closing date of the Offering by means of up to six one-month extensions after 18 months by depositing into the trust account, for each one-month extension, $333,000, or up to $382,950 if the underwriters’ over-allotment option is exercised in full (representing $0.0333 per share of the total units sold in this offering)) or (ii) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity, and (c) the redemption of our public shares if we are unable to complete our initial business combination by the later of (i) 18 months after such closing date of the Offering and (ii) if the Company has executed a letter of intent, agreement in principle or definitive agreement for an initial Business Combination within 18 months from the closing of the Offering but has not completed the initial Business Combination within such 18 month period, the date that is 24 months after such closing date of the Offering by means of up to six one-month extensions after 18 months by depositing into the trust account, for each one-month extension, $333,000, or up to $382,950 if the underwriters’ over-allotment option is exercised in full (representing $0.0333 per share of the total units sold in this offering)), subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholder. Public shareholders will not be offered the opportunity to vote on or redeem their shares in connection with any such extension.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 442,640
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	10,000,000 Units, at $10.00 per unit, each unit consisting of:one Class A ordinary share; andone warrant; andone right to receive one-fifth (1/5) of one Class A ordinary share.The ordinary shares being offered are of a different class as those held by our sponsor and its affiliates. The placement warrants are identical to the warrants sold as part of the units in this offering except that placement warrants (including the Class A ordinary shares issuable upon exercise of the placement warrants) will not be transferable, assignable or salable until 30 days after the completion of our initial business combination (except pursuant to limited exceptions to our officers and directors and other persons or entities affiliated with the sponsor) and they will not be redeemable by us. Our sponsor, or its permitted transferees, has the option to exercise the placement warrants on a cashless basis. Any amendment to the terms of the placement warrants or any provision of the warrant agreement with respect to the placement warrants will require a vote of holders of at least 50% of the number of the then outstanding private warrants.

The placement rights are identical to the rights sold as part of the units in this offering except that: they (including the Class A ordinary shares issuable upon conversion of these rights) may not, subject to certain limited exceptions, be transferred, assigned or sold until 30 days after the completion of our initial business combination, as described below and they (including the ordinary shares issuable upon conversion of these rights) are entitled to registration rights.
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination upon the completion of our initial business combination, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the completion of the initial business combination, including interest earned on the funds held in the trust account and not previously released to us to pay our taxes, if any, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.03 per public share representing $100,300,000 or $115,345,000 if the over-allotment is exercised.

We will also provide our public shareholders with the opportunity to redeem their Class A ordinary shares upon approval of certain amendments to our amended and restated memorandum and articles of association, which was submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity; and (iii) the redemption of our public shares if we are unable to complete an initial business combination within the completion window, subject to applicable law and as further described herein. In no other circumstances will a public shareholder have any right or interest of any kind in the trust account. Holders of rights or warrants will not have any right to the proceeds held in the trust account with respect to the rights or warrants. Accordingly, to liquidate your investment, you may be forced to sell your public shares or public rights or warrants, potentially at a loss.

The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. Our sponsor, directors and each member of our management have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with (i) the completion of our initial business combination and (ii) a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association that would affect the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not completed an initial business combination within the period to consummate the initial business combination. However, we will only redeem our public shares so long as (after such redemption) our net tangible assets will be at least $5,000,001 either immediately prior to or upon consummation of our initial business combination and after payment of commissions (so that we are not subject to the SEC’s “penny stock” rules). If this optional redemption right is exercised with respect to an excessive number of public shares such that we cannot satisfy the net tangible asset requirement (described above), we would not proceed with the amendment or the related redemption of our public shares at such time.

We expect that all costs and expenses associated with implementing our plan of dissolution, as well as payments to any creditors, will be funded from amounts remaining out of the approximately $737,660 of proceeds held outside the trust account, although we cannot assure you that there will be sufficient funds for such purpose. We will depend on sufficient interest being earned on the proceeds held in the trust account to pay any tax obligations we may owe. However, if those funds are not sufficient to cover the costs and expenses associated with implementing our plan of dissolution, to the extent that there is any interest accrued in the trust account not required to pay taxes on interest income earned on the trust account balance, we may request the trustee to release to us an additional amount of up to $100,000 of such accrued interest to pay taxes, and these costs and expenses.

Limitations on Redemptions

Our amended and restated memorandum and articles of association will provide that in no event will we redeem our public shares in an amount that would cause our net tangible assets to be less than $5,000,001 (so that we are not subject to the SEC’s “penny stock” rules). However, the proposed business combination may require: (i) cash consideration to be paid to the target or its owners, (ii) cash to be transferred to the target for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions in accordance with the terms of the proposed business combination. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof.

In addition, if we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our amended and restated memorandum and articles of association will provide that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from seeking redemption rights with respect to the more than in aggregate 15% of the ordinary shares sold in this offering (the “Excess Shares”) without our prior consent. We believe this restriction will discourage shareholders from accumulating large blocks of shares, and subsequent attempts by such holders to use their ability to exercise their redemption rights against a proposed business combination as a means to force us or our management to purchase their shares at a significant premium to the then-current market price or on other undesirable terms.

Absent this provision, a public shareholder holding more than an aggregate of 15% of the shares sold in this offering could threaten to exercise its redemption rights if such holder’s shares are not purchased by us, our sponsor or our management at a premium to the then-current market price or on other undesirable terms. By limiting our shareholders’ ability to redeem no more than 15% of the shares sold in this offering without our prior consent, we believe we will limit the ability of a small group of shareholders to unreasonably attempt to block our ability to complete our initial business combination, particularly in connection with a business combination with a target that requires as a closing condition that we have a minimum net worth or a certain amount of cash. However, we would not be restricting our shareholders’ ability to vote all of their shares (including Excess Shares) for or against our initial business combination.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (i) in connection with a shareholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules). Asset acquisitions and share purchases would not typically require shareholder approval, while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We currently intend to conduct redemptions in connection with a shareholder vote unless shareholder approval is not required by applicable law or stock exchange listing requirement and we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other reasons. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq rules.

If we held a shareholder vote to approve our initial business combination, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

●	file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

If we seek shareholder approval, we will complete our initial business combination only if a majority of the outstanding ordinary shares voted are voted in favor of the initial business combination. A quorum for such meeting will consist of the holder present in person or by proxy of shares of the company representing a majority of the voting power of all outstanding shares of the company entitled to vote at such meeting. Our initial shareholders will count towards this quorum and, pursuant to the terms of a letter agreement entered into with us, our sponsor and members of our management team have agreed to vote their founder shares and any public shares purchased during or after this offering, in favor of our initial business combination. For purposes of seeking approval of the majority of our outstanding ordinary shares voted, non-votes will have no effect on the approval of our initial business combination once a quorum is obtained. Additionally, each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against the proposed transaction (subject to the limitation described in this prospectus.

Our meeting quorum and voting thresholds, and the voting agreements of our initial shareholders, may make it more likely that we will complete our initial business combination. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against the proposed transaction or whether they were a shareholder on the record date for the shareholder meeting held to approve the proposed transaction. In addition, our sponsor, directors and each member of our management, have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares held by them in connection with (i) the completion of a business combination and (ii) a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association that would affect the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not completed an initial business combination within the period to consummate the initial business combination.

If, however, shareholder approval of the transaction is required by law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and

●	file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, we or our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase Class A ordinary shares in the open market if we elect to redeem our public shares through a tender offer, to comply with Rule 14e-5 under the Exchange Act. In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on public shareholders not tendering more than the number of public shares we are permitted to redeem. If public shareholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete the initial business combination.

We will also provide our public shareholders with the opportunity to redeem all or a portion of their public shares if we propose an amendment to our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within by the later of (i) 18 months after such closing date of the Offering and (ii) if the Company has executed a letter of intent, agreement in principle or definitive agreement for an initial Business Combination within 18 months from the closing of the Offering but has not completed the initial Business Combination within such 18 month period, the date that is 24 months after such closing date of the Offering by means of up to six one-month extensions after 18 months by depositing into the trust account, for each one-month extension, $333,000, or up to $382,950 if the underwriters’ over-allotment option is exercised in full (representing $0.0333 per share of the total units sold in this offering)) or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

Our amended and restated memorandum and articles of association will provide that in no event will we redeem our public shares in an amount that would cause our net tangible assets to be less than $5,000,001 (so that we are not subject to the SEC’s “penny stock” rules). Redemptions of our public shares may also be subject to a higher net tangible asset test or cash requirement pursuant to an agreement relating to our initial business combination. For example, the proposed business combination may require: (i) cash consideration to be paid to the target or its owners, (ii) cash to be transferred to the target for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions in accordance with the terms of the proposed business combination. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof.

De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	To the extent we effect our initial business combination with a company or business that may be financially unstable or in its early stages of development or growth, we may be affected by numerous risks inherent in such company or business. Although our management will endeavor to evaluate the risks inherent in a particular target business, we cannot assure you that we will properly ascertain or assess all significant risk factors.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	false
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account, or because we become obligated to redeem a significant number of our public shares upon completion of the initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination. There are no prohibitions on our ability to issue securities or incur debt in connection with our initial business combination. We are not currently a party to any arrangement or understanding with any third party with respect to raising any additional funds through the sale of securities, the incurrence of debt or otherwise. We expect that such additional financing will have a dilutive or negative effect on the ownership interest and voting power of unaffiliated securityholders.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our Sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates, assuming the underwriters full exercise of the over-allotment:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
AEI Capital SPAC Venture II LLC	2,875,000 Class B Ordinary Shares	$25,000

	284,780 Private Placement Units	$2,847,800

	Loan repayment	Actual amount loaned. Up to $3,000,000 of such loan may be convertible into units identical to the placement units, at a price of $10.00 per unit, at the option of the lender upon consummation of our initial business combination.

	Payment to our sponsor or its affiliate for office space, utilities and secretarial and administrative support	$10,000 per month, for up to 18 months (or up to 24 months by means of up to six one-month extension) from the closing of this offering, as discussed herein.

	Reimbursement for any out-of-pocket expenses related to our formation and initial public offering and to identifying, investigating and completing an initial business combination	Actual amount incurred

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share, assuming no value is attributed to the rights and warrants included in the units, after this offering pursuant to this prospectus or the private units, constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into placement rights and placement warrants, as further described in this prospectus and (iv) no value is attributed to the placement rights and placement warrants, and (B) assume the issuance of 10,000,000 Class A ordinary shares (or 11,500,000 Class A ordinary shares if the over-allotment option is exercised in full) and 2,875,000 founder shares (up to 375,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full).

Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares. Pursuant to our amended and restated memorandum and articles of association, unless the holders of founder shares have elected to convert their founder shares into an equal number of Class A ordinary shares, the founder shares will automatically convert into Class A ordinary shares at the time of our initial business combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of Class A ordinary shares issued and outstanding upon completion of this offering (including pursuant to the over-allotment option), plus (ii) the total number of Class A ordinary shares issued, deemed issued or issuable upon conversion or exercise of any equity-linked securities, warrants and or rights issued or deemed issued by us in connection with or in relation to the consummation of an initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued or to be issued to any seller in the initial business combination and any placement rights and placement warrants issued to our sponsor, as adjusted to account for any subdivision (by share split, subdivision, exchange, share dividend, reclassification, reorganization, recapitalization or otherwise) or combination (by reverse share split, exchange, reclassification, reorganization, recapitalization or otherwise) or similar reclassification or recapitalization of the outstanding Class A ordinary shares into a greater or lesser number of shares without a proportionate and corresponding subdivision, combination or similar reclassification or recapitalization of the outstanding founder shares.

Additionally, up to $3,000,000 of loans from our sponsor, an affiliate of our sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination may be convertible into units identical to the placement units, at a price of $10.00 per unit, at the option of the lender upon consummation of our initial business combination. The issuance of these units and underlying shares will further dilute the equity interest of public shareholders.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	As more fully discussed in the “Management — Conflicts of Interest” section starting on page 145 of this prospectus, there are actual or potential material conflicts of interest between our sponsor, its affiliates, our officers, directors, or their promoters, on the one hand, and our unaffiliated public shareholders, on the other hand, including those that may arise in determining whether to pursue a business combination and those that arise from the manner in which we compensate our sponsor, officers or directors.

Certain of our officers and directors presently have, and any of them in the future may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present business combination opportunities to such entity. Accordingly, in the future, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations under Cayman Islands law, he or she will honor his or her fiduciary or contractual obligations to present such opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. We do not believe, however, that any fiduciary duties or contractual obligations of our officers arising in the future would materially undermine our ability to complete our initial business combination.

In addition, our sponsor, officers, directors and advisors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our sponsor, officers, directors and advisors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. However, we do not believe that any potential conflicts would materially affect our ability to complete our initial business combinationOur amended and restated memorandum and articles of association will provide that to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other.

Further, our amended and restated memorandum and articles of association provide that we renounce our interest in any corporate opportunity offered to any director or officer unless such opportunity is expressly offered to such person solely in his or her capacity as a director or officer of our company and such opportunity is one that we are legally and contractually permitted to undertake and would otherwise be reasonable for us to pursue.Additionally, the personal and financial interests of our directors and officers may influence their motivation in timely identifying and selecting a target business and completing a business combination. Consequently, our directors’ and officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in the best interests of our shareholders. Specifically:Our sponsor, executive officers, directors and members of our strategic advisory board directly or indirectly own founder shares, and our sponsor will purchase placement units in a transaction that will close simultaneously with the closing of this offering. The low price that our initial shareholders paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Because our initial shareholders acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the rights or warrants included in the units. See the section titled “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline.”Our sponsor, officers, directors and director nominees have entered into agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares held by them in connection with (i) the completion of our initial business combination and (ii) a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association that would affect the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not completed an initial business combination within the period to consummate the initial business combination. Additionally, our sponsor, directors and each member of our management team have agreed to vote any shares owned by them in favor of any proposed initial business combination and waive their rights to liquidating distributions from the trust account with respect to their founder shares if we do not complete our initial business combination within the prescribed time frame. In addition, subject to certain exceptions, the founder shares and placement units are subject to transfer restrictions.If we are unable to complete our initial business combination by the later of (i) 18 months after such closing date of the Offering and (ii) if the Company has executed a letter of intent, agreement in principle or definitive agreement for an initial Business Combination within 18 months from the closing of the Offering but has not completed the initial Business Combination within such 18 month period, the date that is 24 months after such closing date of the Offering by means of up to six one-month extensions after 18 months by depositing into the trust account, for each one-month extension, $333,000, or up to $382,950 if the underwriters’ over-allotment option is exercised in full (representing $0.0333 per share of the total units sold in this offering), or by such earlier liquidation date as our board of directors may approve, the founder shares, placement warrants and placement rights may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which would cause our sponsor, officers, directors, director nominees and members of our advisory board to lose their entire investment in us if our initial business combination is not completed (except with respect to any public shares they may hold) and could create an incentive for them to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.Our officers and directors may negotiate employment or consulting agreements with a target business in connection with a particular business combination and may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors is included by a target business as a condition to any agreement with respect to our initial business combination.The following payments will be made to our sponsor, officers or directors, or our or their respective affiliates, none of which will be made from the proceeds of this offering held in the trust account, prior to the completion of our initial business combination: (i) payment to our sponsor or its affiliate of $10,000 per month, for up to 18 months (or up to 24 months by means of up to six one-month extensions after the closing of the offering by depositing into the trust account, for each one-month extension, $333,000, or up to $382,950 if the underwriters’ over-allotment option is exercised in full (representing $0.0333 per share of the total units sold in this offering)) from the closing of this offering as described in detail in this proxy statement/prospectus, for office space, utilities and secretarial and administrative support; (ii) reimbursement for any out-of-pocket expenses related to our formation and initial public offering and to identifying, investigating and completing an initial business combination; and (iii) repayment of (A) a loan of up to an aggregate of $900,000 to cover offering related and organizational expenses, which is due the earlier of (i) 24 months after the closing of our initial public offering or (ii) the date of the consummation our initial business combination, unless sooner paid in accordance with the terms of the promissory note and (B) any other loans from our sponsor, an affiliate of our sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination. Up to $3,000,000 of such loans may be convertible into units identical to the placement units, at a price of $10.00 per unit, at the option of the lender upon consummation of our initial business combination.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

As of March 31, 2026
	No Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment

Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.40)	(0.35)	(0.40)	(0.35)	(0.40)	(0.35)	(0.40)	(0.35)	(0.40)	(0.35)
Increase (decrease) attributable to public shareholders	$8.24	$8.20	$7.74	$7.71	$6.96	$6.92	$5.52	$5.45	$1.92	$1.71
Pro forma net tangible book value after this offering	$7.84	$7.85	$7.34	$7.36	$6.56	$6.57	$5.12	$5.10	$1.52	$1.36
Dilution to public shareholders	$2.16	$2.15	$2.66	$2.64	$3.44	$3.43	$4.88	$4.90	$8.48	$8.64
% Dilution to public shareholders	21.60%	21.50%	26.60%	26.40%	34.40%	34.30%	48.80%	49.00%	84.80%	86.40%

Numerator:
Net tangible book value deficit before this offering	$(1,011,714)	$(1,011,714)	$(1,011,714)	$(1,011,714)	$(1,011,714)	$(1,011,714)	$(1,011,714)	$(1,011,714)	$(1,011,714)	$(1,011,714)
Net proceeds from this offering and sale of the placement units, net of expenses(1)(2)	$101,037,660	$116,082,660	$101,037,660	$116,082,660	$101,037,660	$116,082,660	$101,037,660	$116,082,660	$101,037,660	$116,082,660
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$75,386	$75,386	$75,386	$75,386	$75,386	$75,386	$75,386	$75,386	$75,386	$75,386
Less: Overallotment liability	$(79,200)	$-	$(79,200)	$-	$(79,200)	$-	$(79,200)	$-	$(79,200)	$-
Less: Proceeds held in trust subject to Redemptions(3)	$-	$-	$(23,684,480)	$(27,454,220)	$(47,368,960)	$(54,908,440)	$(71,053,440)	$(82,362,660)	$(95,022,131)	$(110,146,331)
Total	$100,022,132	$115,146,332	$76,337,652	$87,692,112	$52,653,172	$60,237,892	$28,968,692	$32,783,672	$5,000,001	$5,000,001

Denominator:(4)
Class B ordinary shares outstanding prior to this offering	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Class B ordinary shares forfeited if over-allotment is not exercised	(375,000)	-	(375,000)	-	(375,000)	-	(375,000)	-	(375,000)	-
Ordinary shares offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Ordinary shares included in the placement units offered(4)	263,030	284,780	263,030	284,780	263,030	284,780	263,030	284,780	263,030	284,780
Less: Ordinary shares subject to redemption	-	-	(2,368,448)	(2,745,442)	(4,736,896)	(5,490,844)	(7,105,344)	(8,236,266)	(9,473,792)	(10,981,688)
Total	12,763,030	14,659,780	10,394,582	11,914,358	8,026,134	9,168,936	5,657,686	6,423,514	3,289,238	3,678,092

(1)	Expenses applied against gross proceeds include offering expenses of approximately $442,640. Of this amount, $1,150,000 shall be payable to R. F. Lafferty & Co., Inc. upon the closing of this offering (or up to $1,322,500 in the event to underwriter’s overallotment option is exercised in full). See “Use of Proceeds.”
(2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”
(3)

Assuming that our net tangible assets will be at least $5,000,001 upon consummation of our initial business combination as a result of additional financing or that our amended and restated memorandum and articles of association is further amended to allow us to redeem our public shares in an amount that would cause our net tangible assets to be less than $5,000,001.

(4)

Assuming that shares underlying the warrants and rights are excluded from the calculation, but had these been included, these would be further dilutive and the offering price of $10 per share was not reduced for the value of rights, which is deemed de minimis.